Trade and other payables - current	18 Months Ended
Oct. 31, 2018
Trade and other payables - current [Abstract]
Trade and other payables - current
20 Trade and other payables – current

	October 31, 2018		April 30, 2017
	$	’000	$	’000
Trade payables		46,096		16,891
Tax and social security		46,525		3,032
Accruals		584,296		150,119
		676,917		170,042

At October 31, 2018 and at April 30, 2017, the carrying amount approximates to the fair value. Accruals include vacation, payroll and employee taxes ($147.0m), commission and employee bonuses ($162.7m), integration expenses ($44.5m) and consulting and audit fees ($30.3m).